(11) OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets Tables Abstract
Schedule of other receivables
	Current		Noncurrent
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
Advances - FUNCESP	3,929	7,851	6,797	6,797
Advances to suppliers	4,031	31,981	-	-
Pledges, funds and restricted deposits	77,442	159,291	524,461	621,489
Orders in progress	142,708	158,707	6,844	5,062
Services rendered to third parties	9,281	8,530	-	-
Energy pre-purchase agreements	-	-	25,390	26,260
Prepaid expenses	172,155	80,600	6,367	20,043
GSF Insurance Premium	13,701	19,629	5,782	17,359
Receivables - CDE	183,710	242,906	-	-
Advances to employees	22,287	19,658	-	-
Contract asset of transmission	23,535	-	226,117	-
Others	186,923	200,724	125,681	143,183
(-) Allowance for doubtful accounts (note 6)	(28,698)	(29,379)	-	-
Total	811,005	900,498	927,440	840,192